Label	Element	Value
Innovator Premium Income 20 Barrier ETF® - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Innovator Premium Income 20 Barrier ETF® - October | S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,283.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.70%
Innovator Premium Income 20 Barrier ETF® - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Premium Income 20 Barrier ETF® - October | S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $535.07 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator Premium Income 20 Barrier ETF® - October | S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,350.74 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.20%)